Cover	Nov. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39090
Entity Registrant Name	PROVIDENT BANCORP, INC.
Entity Central Index Key	0001778784
Entity Tax Identification Number	84-4132422
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	5 Market Street
Entity Address, City or Town	Amesbury
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01913
City Area Code	978
Local Phone Number	834-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PVBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false